Oil and Natural Gas Properties (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Capitalized Costs Relating to Oil, Natural Gas and NGL Producing Activities
The oil and natural gas properties include the following:

	December 31,
	2018	2017
	(in thousands)
Oil and natural gas properties
Proved	$1,538,379	$750,492
Unproved	1,089,954	1,126,459
Less: accumulated depreciation, depletion, amortization and impairment	(230,836)	(78,307)
Oil and natural gas properties, net	$2,397,497	$1,798,644
Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion, amortization and impairment are as follows:

	December 31,
	2018	2017
	(in thousands)
Oil and natural gas properties
Proved properties	$1,538,379	$750,492
Unproved properties	1,089,954	1,126,459
Total oil and natural gas properties	2,628,333	1,876,951
Accumulated depreciation, depletion, amortization and impairment	(230,836)	(78,307)
Oil and natural gas properties, net	$2,397,497	$1,798,644